Restatement of Consolidated Financial Statements - Consolidated statement of cash flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (76)	$ (12,943)	$ (131,645)	$ (22,450)
Net cash provided by (used in) operating activities	(11,232)	(3,037)	16,179	(2,459)
Net cash used in investing activities	(3,056)	(1,377)	(6,243)	(5,770)
Net cash provided by financing activities	$ 127,982	$ 2,650	241,071	$ 15,545
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination			181,271
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			7,166
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(131,645)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities			147,824
Net cash provided by (used in) operating activities			16,179
Net cash used in investing activities			(6,243)
Net cash provided by financing activities			241,071
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination			181,271
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(138,811)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities			154,990
Net cash provided by (used in) operating activities			16,179
Net cash used in investing activities			(6,243)
Net cash provided by financing activities			241,071
Restatement of warrants as derivative liabilities | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			7,166
Adjustment to reconcile net loss to net cash provided by (used in) operating activities			(7,166)
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination			$ 181,271